Average Annual Total Returns				12 Months Ended	38 Months Ended		60 Months Ended	120 Months Ended
		Feb. 28, 2025		Dec. 31, 2024	Dec. 31, 2024		Dec. 31, 2024	Dec. 31, 2024
Easterly Snow Small Cap Value Fund | Russell 3000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]			23.81%	7.78%	[2]	13.86%	12.55%
Easterly Snow Small Cap Value Fund | Russell 2000 Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent				8.05%	0.72%	[3]	7.29%	7.14%
Easterly Snow Small Cap Value Fund | Easterly Snow Small Cap Value Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]				Return Before Taxes
Average Annual Return, Percent				5.44%			12.63%	6.20%
Easterly Snow Small Cap Value Fund | Easterly Snow Small Cap Value Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]				Return Before Taxes
Average Annual Return, Percent				10.03%			13.12%	6.04%
Easterly Snow Small Cap Value Fund | Easterly Snow Small Cap Value Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]				Return Before Taxes
Average Annual Return, Percent				12.22%			14.27%	7.11%
Easterly Snow Small Cap Value Fund | Easterly Snow Small Cap Value Fund Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent				11.82%			14.17%	7.05%
Easterly Snow Small Cap Value Fund | Easterly Snow Small Cap Value Fund Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent				7.25%			11.46%	5.74%
Easterly Snow Small Cap Value Fund | Easterly Snow Small Cap Value Fund Class R6
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]				Return Before Taxes
Average Annual Return, Percent				12.22%	7.16%	[4]
Performance Inception Date				Nov. 04, 2021
Easterly Snow Long/Short Opportunity Fund | Russell 3000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[5]	7.78%	[6]	23.81%			13.86%	12.55%
Easterly Snow Long/Short Opportunity Fund | Russell 3000 Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		5.56%	[7]	13.98%			8.60%	8.40%
Easterly Snow Long/Short Opportunity Fund | 70% Russell 3000 Value Total Return/30% ICE BofA 3 Month U.S. Treasury Bill Blend Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[9]	5.33%	[8]	11.52%			7.15%	6.66%
Easterly Snow Long/Short Opportunity Fund | Easterly Snow Long/Short Opportunity Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent				(1.11%)			6.10%	4.16%
Performance Inception Date		Nov. 04, 2021
Easterly Snow Long/Short Opportunity Fund | Easterly Snow Long/Short Opportunity Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent				3.13%			6.58%	4.00%
Performance Inception Date		Nov. 04, 2021
Easterly Snow Long/Short Opportunity Fund | Easterly Snow Long/Short Opportunity Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent				5.15%			7.64%	5.04%
Performance Inception Date		Nov. 04, 2021
Easterly Snow Long/Short Opportunity Fund | Easterly Snow Long/Short Opportunity Fund Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent				3.72%			6.31%	4.02%
Easterly Snow Long/Short Opportunity Fund | Easterly Snow Long/Short Opportunity Fund Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent				3.68%			5.80%	3.77%
Easterly Snow Long/Short Opportunity Fund | Easterly Snow Long/Short Opportunity Fund Class R6
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent		4.24%	[10]	5.15%			0.00%	0.00%
Performance Inception Date		Nov. 04, 2021

[1]	In connection with new regulatory requirements, the Fund changed its broad-based securities market benchmark from the Russell 2000® Value Index to the Russell 3000® Index to reflect that the Russell 3000® Index can be considered more broadly representative of the overall applicable securities market.
[2]	The Russell 3000® Index performance for the life of Class R6 shares is 7.78%.
[3]	The Russell 2000® Value Index performance for the life of Class R6 shares is 0.72%
[4]	Class R6 of the Fund commenced operations on November 4, 2021.
[5]	In connection with new regulatory requirements, the Fund changed its broad-based securities market benchmark from the Russell 3000® Value Index to the Russell 3000® Index to reflect that the Russell 3000® Index can be considered more broadly representative of the overall applicable securities market
[6]	Russell 3000® Index performance for the life of Class R6 shares is 7.78%.
[7]	Russell 3000® Value Index performance for the life of Class R6 shares is 5.56%.
[8]	70% Russell 3000® Value Total Return/30% ICE BofA 3 Month U.S. Treasury Bill Blend Index performance for the life of Class R6 shares is 5.33%.
[9]	The 70% Russell 3000® Value Total Return/30% ICE BofA 3 Month U.S. Treasury Bill Blend Index consists of 70% Russell 3000® Value Total Return Index and 30% ICE BofA 3 Month U.S. Treasury Bill Index. The Russell 3000® Value Total Return Index measures the performance of the broad value segment of U.S. equity value universe. It includes those Russell 3000® companies with lower price-to-book ratios and lower forecasted growth values. The ICE BofA 3 Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.
[10]	Class R6 of the Fund commenced operations on November 4, 2021.